Countervailing ("CVD") and antidumping ("ADD") duty dispute - Impact on balance sheet (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Export Duty Deposits Receivable [Roll Forward]
Beginning of year	$ 178	$ 61
Export duties recognized as duty deposits receivable	55	104
Interest income on duty deposits	9	13
End of year	242	178
Export Duties Payable [Roll Forward]
Beginning of year	0	0
Export duties payable related to AR4	(69)
End of year	$ 69	$ 0